Cash and Cash Equivalents and Investment Securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	[1]	Dec. 31, 2021	[1]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 2,145	$ 4,685
Cash and bank accounts	4,702	5,288
Cash and cash equivalents	6,848	9,973
Bank overdrafts	(53)	(83)
Cash and cash equivalents in the statement of cash flows	$ 6,794	$ 9,890	$ 6,897		$ 12,043

[1]	The 2022 presentation was amended to conform to the 2023 presentation.